Cash, Cash Equivalents and Restricted Cash (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash, Cash Equivalents and Restricted Cash [Abstract]
Number of PRC individual financial institutions	1	1
Percentage of excess cash balances	10.00%	10.00%
Percentage bank deposits collectively accounted	66.80%	56.40%
Percentage cash balances collectively accounted	0.02%	0.31%
Restricted cash (in Yuan Renminbi)	¥ 1,474,221,741	¥ 1,157,244,687